Statutory Financial Data and Restrictions (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Statutory Accounting Practices Disclosure
The following table presents statutory net income (loss) and capital and surplus for our insurance operations companies in accordance with statutory accounting practices:

(in millions)	2022	2021	2020
Years Ended December 31,
Statutory net income (loss)*:
Insurance Operations companies:
Domestic	$3,091	$2,588	$482
Foreign	4	(4)	6
Total Insurance Operations companies	$3,095	$2,584	$488
December 31,
Statutory capital and surplus*:
Insurance Operations companies:
Domestic	$12,229	$12,471
Foreign	476	612
Total Insurance Operations companies	$12,705	$13,083
Aggregate minimum required statutory capital and surplus:
Insurance Operations companies:
Domestic	$4,057	$3,903
Foreign	189	208
Total Insurance Operations companies	$4,246	$4,111
*     The 2022 amounts reflect our best estimate of the statutory net income, capital and surplus as of the dates these financial statements were issued.